Related-Party Transaction - Additional Information (Detail) - iCOMS [Member] - Private Loan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Loan payable to the general manager on acquisition	$ 189,000	$ 199,000
Repayments of loan	$ 0	$ 0